SGI Enhanced Global Income ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Aerospace/Defense - 0.5%
Lockheed Martin Corp.	581	$273,268

Airlines - 0.4%
Ryanair Holdings PLC - ADR	1,694	206,058

Apparel - 0.5%
NIKE, Inc. - Class B	2,778	264,049

Auto Manufacturers - 1.4%
Ford Motor Co.	23,811	288,827
Honda Motor Co., Ltd. - ADR	7,859	266,577
PACCAR, Inc.	2,349	252,518
		807,922

Banks - 8.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	65,996	720,016
Banco Santander SA - ADR	54,512	285,643
Bank of New York Mellon Corp.	4,776	284,697
ICICI Bank Ltd. - ADR	15,905	425,300
ING Groep NV - ADR	17,126	306,384
JPMorgan Chase & Co.	2,919	591,477
Shinhan Financial Group Co., Ltd. - ADR	47,147	1,621,857
UBS Group AG	14,164	451,548
		4,686,922

Beverages - 3.4%
Coca-Cola Co.	5,671	356,876
Coca-Cola Femsa SAB de CV - ADR	16,806	1,574,050
		1,930,926

Building Materials - 1.0%
CRH PLC	3,136	256,399
UFP Industries, Inc.	2,530	302,285
		558,684

Commercial Services - 0.9%
Automatic Data Processing, Inc.	2,036	498,657

Computers - 4.8%
Apple, Inc.	9,960	1,914,810
Crowdstrike Holdings, Inc. - Class A(a)	923	289,518
Infosys Ltd. - ADR	31,107	521,042
		2,725,370

Cosmetics/Personal Care - 0.5%
Colgate-Palmolive Co.	3,009	279,717

Distribution/Wholesale - 0.4%
Ferguson PLC	1,146	235,778

Diversified Financial Services - 4.7%
Ares Management Corp. - Class A	1,929	270,388
BlackRock, Inc.	315	243,189
Janus Henderson Group PLC	8,143	272,791
KB Financial Group, Inc. - ADR	11,230	646,174
Mastercard, Inc. - Class A	2,790	1,247,325
		2,679,867

Electric - 2.2%
Entergy Corp.	2,572	289,324
Evergy, Inc.	8,208	448,649
National Grid PLC - ADR	9,079	525,311
		1,263,284

Food - 0.4%
Sysco Corp.	3,382	246,277

Healthcare-Services - 3.8%
Centene Corp.(a)	3,360	240,542
Elevance Health, Inc.	641	345,166
UnitedHealth Group, Inc.	3,165	1,567,846
		2,153,554

Home Builders - 1.2%
DR Horton, Inc.	1,856	274,317
Lennar Corp. - Class A	2,774	444,811
		719,128

Household Products/Wares - 0.5%
Kimberly-Clark Corp.	1,993	265,667

Insurance - 4.2%
Allstate Corp.	1,724	288,804
American International Group, Inc.	3,658	288,324
Aon PLC - Class A	820	230,945
Berkshire Hathaway, Inc. - Class B(a)	672	278,477
Progressive Corp.	2,637	556,882
Prudential Financial, Inc.	4,090	492,231
Travelers Cos., Inc.	1,323	285,371
		2,421,034

Internet - 11.0%
Alibaba Group Holding Ltd. - ADR	3,782	296,282
Alphabet, Inc. - Class C(a)	11,317	1,968,705
Amazon.com, Inc.(a)	1,573	277,540
Booking Holdings, Inc.	150	566,452
GoDaddy, Inc. - Class A(a)	2,168	302,718
Meta Platforms, Inc. - Class A	4,284	1,999,900
Netflix, Inc.(a)	445	285,521
PDD Holdings, Inc. - ADR(a)	2,181	326,670
Vipshop Holdings Ltd. - ADR	16,113	258,936
		6,282,724

Iron/Steel - 0.4%
POSCO Holdings, Inc. - ADR	3,425	230,879

Machinery-Diversified - 0.4%
Deere & Co.	665	249,215

Mining - 0.6%
Rio Tinto PLC - ADR	5,158	361,576

Oil & Gas - 10.8%
Chevron Corp.	3,367	546,464
Chord Energy Corp.	6,240	1,156,958
Civitas Resources, Inc.	18,934	1,392,785
Eni SpA - ADR	8,160	257,285
EOG Resources, Inc.	4,201	523,234
Equinor ASA - ADR	63,034	1,836,811
Shell PLC - ADR	6,079	442,430
		6,155,967

Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	9,022	370,714
Cigna Group	851	293,271
GSK PLC - ADR	28,445	1,273,483
Merck & Co., Inc.	11,029	1,384,581
Novo Nordisk AS - ADR	15,208	2,057,338
Pfizer, Inc.	10,533	301,876
Sanofi SA - ADR	4,824	236,521
		5,917,784

Private Equity - 0.5%
Brookfield Corp.	6,824	296,776

Retail - 4.3%
Home Depot, Inc.	1,073	359,315
Target Corp.	1,641	256,259
TJX Cos., Inc.	9,886	1,019,247
Walmart, Inc.	12,408	815,950
		2,450,771

Semiconductors - 5.8%
Applied Materials, Inc.	3,833	824,402
Broadcom, Inc.	183	243,125
Lam Research Corp.	1,093	1,019,157
Micron Technology, Inc.	2,242	280,250
QUALCOMM, Inc.	3,511	716,419
Skyworks Solutions, Inc.	2,458	227,758
		3,311,111

Software - 2.6%
Microsoft Corp.	1,184	491,514
NetEase, Inc. - ADR	4,833	430,282
ServiceNow, Inc.(a)	900	591,237
		1,513,033

Telecommunications - 5.1%
America Movil SAB de CV - ADR	14,844	275,208
Telefonica Brasil SA - ADR	116,365	973,975
TELUS Corp.	22,065	362,969
TIM Brasil SA - ADR	84,244	1,283,036
		2,895,188

Transportation - 3.7%
CSX Corp.	7,884	266,085
FedEx Corp.	2,282	579,537
TFI International, Inc.	3,025	400,147
Union Pacific Corp.	1,650	384,153
United Parcel Service, Inc. - Class B	3,445	478,614
		2,108,536
TOTAL COMMON STOCKS (Cost $53,851,160)		53,989,722

PREFERRED STOCKS - 3.2%	Shares	Value
Banks - 2.8%
Bancolombia SA	44,541	1,579,424

Electric - 0.4%
Cia Energetica de Minas Gerais	137,088	254,983
TOTAL PREFERRED STOCKS (Cost $1,741,321)		1,834,407

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class X, 5.24%(b)	927,853	927,853
TOTAL SHORT-TERM INVESTMENTS (Cost $927,853)		927,853

TOTAL INVESTMENTS - 99.4% (Cost $56,520,334)		$56,751,982
Other Assets in Excess of Liabilities - 0.6%		347,768
TOTAL NET ASSETS - 100.0%		$57,099,750

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

SGI Enhanced Global Income ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
S&P 500 Index, Expiration: 05/31/2024; Exercise Price: $5,305.00	$(52,775,100)	(100)	$(500)

Put Options - 0.0% (b)
S&P 500 Index	0	0	–
Expiration: 05/31/2024; Exercise Price: $5,085.00	(36,942,570)	(70)	(350)
Expiration: 05/31/2024; Exercise Price: $5,100.00	(222,710,922)	(422)	(2,110)
Expiration: 05/31/2024; Exercise Price: $5,105.00	(79,162,650)	(150)	(750)
Expiration: 05/31/2024; Exercise Price: $5,125.00	(105,550,200)	(200)	(500)
Total Put Options			(3,710)
TOTAL WRITTEN OPTIONS (Premiums received $4,051)			(4,210)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	53,989,722	–	–	53,989,722
Preferred Stocks	1,834,407	–	–	1,834,407
Money Market Funds	927,853	–	–	927,853
Total Investments	56,751,982	–	–	56,751,982

Liabilities:
Investments:
Written Options	–	(500)	(3,710)	(4,210)
Total Investments	–	(500)	(3,710)	(4,210)

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.